Geographic information for offshore drilling operations (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Revenue per country

Country	2013	2014	2015
Norway	157,740	220,044	231,189
Falklands	-	-	154,606
Brazil	353,397	581,635	581,438
Ivory Coast	86,486	97,232	33,723
Tanzania	72,083	-	-
Angola	227,603	807,742	527,098
Gabon/ West Africa	81,104	-	-
Congo	-	-	157,235
South Africa	-	110,424	-
Senegal			52,214
Liberia	55,601	-	-
Ireland	104,014	-	-
Sierra Leone	37,272	-	-
Other	4,950	-	10,697
Total service revenues	$1,180,250	$1,817,077	1,748,200